Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 13,195	$ 208,064	$ 77,827
Accounts receivable	66,826
Subscription receivable			5,000
Prepaid expenses and other current assets	30,598	131,046	37,313
Advances to supplier	137,365	11,262	65,000
Total Current Assets	247,984	350,372	185,140
TOTAL ASSETS	247,984	350,372	185,140
CURRENT LIABILITIES:
Convertible notes payable, net	87,834	129,187	30,000
Loans payable	53,544
Accounts payable	74,959	45,174	3,447
Accrued expenses	7,243	405	10,036
Advances from customers	9,539
Due to related party	34,054	38,434	8,051
Derivative liability	2,093	73,236
Total Current Liabilities	269,266	286,436	51,534
Total Liabilities	269,266	286,436	51,534
STOCKHOLDERS' EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized; Series A preferred stock: $.001 par value; 1,000,000 shares authorized; 1,000,000 , 0 and no shares issued and outstanding at September 30, 2016, December 31, 2015, and, 2014, respectively	1,000
Common stock: $.001 par value, 100,000,000 shares authorized; 22,959,897 , 21,483,230 and 15,274,303 issued and outstanding at September 30, 2016, December 31, 2015 and 2014, respectively	22,960	21,483	15,274
Additional paid-in capital	3,333,810	2,722,559	1,401,343
Accumulated deficit	(3,379,052)	(2,680,106)	(1,283,011)
Total Stockholders' Equity	(21,282)	63,936	133,606
Total Liabilities and Stockholders' Equity	247,984	350,372	$ 185,140
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized; Series A preferred stock: $.001 par value; 1,000,000 shares authorized; 1,000,000 , 0 and no shares issued and outstanding at September 30, 2016, December 31, 2015, and, 2014, respectively	1,000
Total Stockholders' Equity	1,000
Total Liabilities and Stockholders' Equity	$ 1,000